Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 30, 2017
Total revenue	$ 1,477,452	$ 549,821	$ 3,183,142		$ 939,252
Cost of revenue	1,427,485	296,143	2,605,694		780,409
Gross margin	49,967	253,678	577,448		158,843
Operating expenses
Product development, sales and marketing	156,790	4,532	453,364		317,568
General and administrative	1,903,208	157,447	4,998,506		611,403
Depreciation and amortization	8,526	6,714	35,980		61,543
Gain on sale of property and equipment			0		(50,000)
Total operating expenses	2,068,524	168,693	5,487,850		940,514
Loss from operations	(2,018,557)	84,985	(4,910,402)		(781,671)
Other income (expenses)
Loss of settlement of accrued liabilities			(208,322)	$ 0	0
Interest expense	(1,664,596)	(18,364)	(2,019,953)		(114,916)
Change in fair value of derivative liabilities	0	4,385	9,195		48,727
Bargain purchase gain on acquisition of Photo File assets			7,296,766		0
Other income (expenses)	(1,664,596)	(13,979)	5,075,586		(66,189)
Net Income (loss)	(3,683,153)	71,006	165,184	(847,860)	(847,860)
Net income (loss) attributable to noncontrolling interests	(89,975)	0	659,159		0
Net loss attributable to Globe Photos, Inc.	$ (3,593,178)	$ 71,006	$ (493,975)	(847,860)	$ (847,860)
Per-share data
Income (loss) per share - basic and diluted	$ (0.01)	$ 0.00	$ 0.00		$ 0.00
Weighted average number of common shares outstanding - basic and diluted	326,428,583	325,355,361	325,646,169		325,441,032
License Revenue [Member]
Total revenue	$ 118,287	$ 230,775	$ 567,553	259,212
Image Revenue [Member]
Total revenue	$ 1,359,165	$ 319,046	$ 2,615,589	$ 680,040